Other Income and Expenses	12 Months Ended
Dec. 31, 2017
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Other Income and Expenses
25.	Other Income and Expenses

	For the Years Ended December 31,
	2015	2016	2017
	NT$	NT$	NT$
Loss on damages and claims	(374,613)	(298,778)	(120,744)
Gains on disposal of property, plant and equipment and other assets	31,293	32,615	150,579
Gains on disposal of non-current assets held for sales	—	—	19,402
Impairment loss on property, plant and equipment	(64,996)	(91,247)	(88,231)
Others	152,499	240,404	166,040

	(255,817)	(117,006)	127,046